Commitments and Contingencies (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	Jul. 01, 2014	Jun. 30, 2018	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Management fees, per month		$ 30,951
Agreement termination period from the date of effective control change			60 days
Payment period			30 days
Independent Directors [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	$ 2,000
Chairman of Board [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	3,000
Committee Chairmen [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	$ 2,500